UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bandera Partners LLC
Address:   50 Broad Street, Suite 1820
           New York, NY 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory Bylinsky
Title:     Managing Director
Phone:     212-232-4582

Signature, Place, and Date of Signing:

     /s/ Gregory Bylinsky               New York, NY        November 14, 2011
-----------------------------------    ---------------      -----------------
            [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              17
                                            --------------------

Form 13F Information Table Value Total:           $175,865
                                            --------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

Column 1                       Column 2   Column 3    Column 4         Column 5         Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP     (X$1000)*  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
AFC ENTERPRISES INC            COM       00104Q 10 7  13,269     1,121,648  SH         SOLE                  1,121,648
AMBASSADORS GROUP INC          COM       023177 10 8  6,517      1,137,291  SH         SOLE                  1,137,291
AMERICAN APPAREL INC           COM       023850 10 0  637        805,799    SH         SOLE                  805,799
ASSISTED LIVING CONCPT NEV N   CL A NEW  04544X 30 0  24,662     1,946,474  SH         SOLE                  1,946,474
COLE KENNETH PRODTNS INC       CL A      193294 10 5  6,102      568,677    SH         SOLE                  568,677
DOVER SADDLERY INC             COM       260412 10 1  134        40,067     SH         SOLE                  40,067
FAMOUS DAVES AMER INC          COM       307068 10 6  6,096      709,666    SH         SOLE                  709,666
GENERAL MTRS CO                COM       37045V 10 0  10,675     529,000    SH         SOLE                  529,000
GENERAL MTRS CO                COM       37045V 10 0  3,834      190,000    SH   CALL  SOLE
GOOGLE INC                     CL A      38259P 50 8  16,481     32,000     SH         SOLE                  32,000
HILLTOP HOLDINGS INC           COM       432748 10 1  19,326     2,680,376  SH         SOLE                  2,680,376
LUBYS INC                      COM       549282 10 1  10,793     2,632,446  SH         SOLE                  2,632,446
MAKEMUSIC INC                  COM NEW   56086P 20 2  1,876      378,223    SH         SOLE                  378,223
MODUSLINK GLOBAL SOLUTIONS I   COM       60786L 10 7  5,487      1,572,147  SH         SOLE                  1,572,147
SARATOGA INVT CORP             COM NEW   80349A 20 8  2,638      159,851    SH         SOLE                  159,851
STAR GAS PARTNERS L P          UNIT LTD
                               PARTNR    85512C 10 5  34,660     7,073,509  SH         SOLE                  7,073,509
TANDY LEATHER FACTORY INC      COM       87538X 10 5  12,678     2,756,016  SH         SOLE                  2,756,016

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* Value for purposes of this Form 13F is determined based solely upon the price at the close of trading on the last trading day of the calendar quarter, as per Special Instruction 9 to Form 13F.